Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
bpost SA(a)	24,865	$328,278

Banks — 9.6%
KBC Group NV	48,701	3,969,042

Beverages — 22.2%
Anheuser-Busch InBev SA/NV	122,778	9,181,202

Biotechnology — 7.7%
Argenx SE(a)(b)	9,033	2,470,786
Galapagos NV(a)	9,726	724,669
		3,195,455
Capital Markets — 0.8%
Gimv NV	4,873	313,577

Chemicals — 9.8%
Recticel SA	12,329	221,340
Solvay SA	13,619	1,831,683
Tessenderlo Group SA(a)	4,990	211,912
Umicore SA	30,430	1,818,555
		4,083,490
Construction & Engineering — 0.6%
Cie. d’Entreprises CFE	2,250	251,286

Distributors — 1.5%
D’ieteren SA/NV	5,214	612,049

Diversified Financial Services — 10.7%
Ackermans & van Haaren NV	4,946	795,723
Groupe Bruxelles Lambert SA	16,765	1,893,711
KBC Ancora(a)	8,992	417,151
Sofina SA	3,178	1,314,630
		4,421,215
Diversified Telecommunication Services — 1.6%
Proximus SADP	32,505	657,724

Electric Utilities — 1.7%
Elia Group SA/NV	6,583	702,644

Electronic Equipment, Instruments & Components — 1.1%
Barco NV	16,010	444,781

Entertainment — 0.6%
Kinepolis Group NV(a)(b)	4,034	242,327

Equity Real Estate Investment Trusts (REITs) — 10.0%
Aedifica SA	6,915	893,253
Befimmo SA	6,040	263,237
Cofinimmo SA	5,395	847,250
Intervest Offices & Warehouses NV	6,602	186,656
Montea C.V.A	2,625	304,922
Retail Estates NV	2,839	241,369
Warehouses De Pauw CVA	28,102	1,067,752
Xior Student Housing NV	5,396	322,756
		4,127,195
Food & Staples Retailing — 1.7%
Etablissements Franz Colruyt NV	11,608	704,315

Health Care Equipment & Supplies — 0.4%
Ion Beam Applications	8,698	176,285
Security	Shares	Value

Health Care Providers & Services — 0.8%
Fagron	14,912	$337,485

Health Care Technology — 0.5%
AGFA-Gevaert NV(a)	43,617	206,059

Insurance — 4.5%
Ageas SA/NV	28,921	1,884,407

IT Services — 0.4%
Econocom Group SA/NV	43,827	175,100

Media — 1.0%
Telenet Group Holding NV	10,448	404,145

Metals & Mining — 1.1%
Bekaert SA	9,283	441,305

Oil, Gas & Consumable Fuels — 1.0%
Euronav NV	43,741	415,918

Personal Products — 0.6%
Ontex Group NV(a)	17,921	239,768

Pharmaceuticals — 6.0%
Mithra Pharmaceuticals SA(a)(b)	6,358	181,227
UCB SA	24,938	2,322,584
		2,503,811
Real Estate Management & Development — 1.1%
Immobel SA	1,632	142,892
VGP NV	1,768	335,903
		478,795
Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	4,614	479,523

Textiles, Apparel & Luxury Goods — 0.2%
Van de Velde NV	3,561	105,938

Wireless Telecommunication Services — 0.3%
Orange Belgium SA	5,956	141,629

Total Common Stocks — 99.5%
(Cost: $42,019,644)		41,224,748

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	2,594,766	2,596,323
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,000	30,000
		2,626,323
Total Short-Term Investments — 6.3%
(Cost: $2,626,230)		2,626,323

Total Investments in Securities — 105.8%
(Cost: $44,645,874)		43,851,071

Other Assets, Less Liabilities — (5.8)%		(2,414,928)

Net Assets — 100.0%		$41,436,143

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. (c) Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
May 31, 2021

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,341,323	$1,255,453	(a)	$—	$(596)	$143	$2,596,323	2,594,766	$16,720	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	20,000	(a)	—	—	—	30,000	30,000	6		—
					$(596)	$143	$2,626,323		$16,726		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	06/18/21	$197	$4,445

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,844,134	$39,380,614	$—	$41,224,748
Money Market Funds	2,626,323	—	—	2,626,323
	$4,470,457	$39,380,614	$—	$43,851,071
Derivative financial instruments(a)
Assets
Futures Contracts	$4,445	$—	$—	$4,445

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2